DERIVATIVE WARRANT LIABILITY (Tables)	12 Months Ended
Sep. 30, 2016
Derivative Warrant Liability Tables
Schedule of derivative warrant liabilities
	Year Ended September 30, 2016	Year Ended September 30, 2015	Nine Months Ended September 30, 2014

Derivative warrant liability, beginning of period	$738,955	$1,450,943	$—
Fair value of warrants issued	1,198,564	768,435	1,459,531
Total realized/unrealized losses (gains) included in net loss	838,219	(332,095)	(8,588)
Reclassification of liability to additional paid-in capital	(1,093,765)	(1,148,328)	—
Derivative warrant liability, end of period	$1,681,973	$738,955	$1,450,943